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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
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This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KBC Bank NV
Address:  Havenlaan 2
          1080 Brussels
          Belgium

Form 13F File Number: 028-13045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Johan Thijs
Title:    CEO
Phone:    32 2 429 34 47

Name:     Luc Popelier
Title:    Executive Director
Phone:    32 2 429 41 08

Signature, Place, and Date of Signing:

     /s/ Johan Thijs               Brussels, Belgium             11/5/12
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       [Signature]                   [City, State]                [Date]

     /s/ Luc Popelier              Brussels, Belgium            11/5/12
---------------------------     ------------------------  ----------------------
       [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

    Form 13F File Number                     Name
    028-13043                           KBC Group NV

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